Acquisitions & Divestitures - Purchase Price Allocation (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Acquisitions
Goodwill		$ 60,706	$ 60,178	$ 55,949
2024 Acquisitions | Client relationships | Minimum
Acquisitions
Weighted average useful life		1 year
2024 Acquisitions | Client relationships | Maximum
Acquisitions
Weighted average useful life		7 years
2024 Acquisitions | Completed technology | Minimum
Acquisitions
Weighted average useful life		5 years
2024 Acquisitions | Completed technology | Maximum
Acquisitions
Weighted average useful life		7 years
2024 Acquisitions | Trademarks | Minimum
Acquisitions
Weighted average useful life		1 year
2024 Acquisitions | Trademarks | Maximum
Acquisitions
Weighted average useful life		7 years
StreamSets and webMethods
Acquisitions
Current assets		$ 347
Property, plant and equipment/noncurrent assets		12
Goodwill		1,074
Total assets acquired		2,707
Current liabilities		196
Noncurrent liabilities		253
Total liabilities assumed		448
Total purchase price		2,259
Weighted average useful life	7 years
StreamSets and webMethods | Client relationships
Acquisitions
Intangible assets		680
StreamSets and webMethods | Completed technology
Acquisitions
Intangible assets		550
StreamSets and webMethods | Trademarks
Acquisitions
Intangible assets		45
Other Acquisitions 2024
Acquisitions
Current assets		120
Property, plant and equipment/noncurrent assets		14
Goodwill		918
Total assets acquired		1,403
Current liabilities		66
Noncurrent liabilities		81
Total liabilities assumed		147
Total purchase price		1,256
Other Acquisitions 2024 | Client relationships
Acquisitions
Intangible assets		167
Other Acquisitions 2024 | Completed technology
Acquisitions
Intangible assets		179
Other Acquisitions 2024 | Trademarks
Acquisitions
Intangible assets		6
2023 Acquisitions | Client relationships | Minimum
Acquisitions
Weighted average useful life			6 years
2023 Acquisitions | Client relationships | Maximum
Acquisitions
Weighted average useful life			10 years
2023 Acquisitions | Completed technology | Minimum
Acquisitions
Weighted average useful life			5 years
2023 Acquisitions | Completed technology | Maximum
Acquisitions
Weighted average useful life			7 years
2023 Acquisitions | Trademarks | Minimum
Acquisitions
Weighted average useful life			1 year
2023 Acquisitions | Trademarks | Maximum
Acquisitions
Weighted average useful life			5 years
Apptio
Acquisitions
Current assets		145
Property, plant and equipment/noncurrent assets		23
Goodwill		3,501
Total assets acquired		5,005
Current liabilities		250
Noncurrent liabilities		143
Total liabilities assumed		393
Total purchase price		4,612
Weighted average useful life			8 years 8 months 12 days
Apptio | Client relationships
Acquisitions
Intangible assets		770
Apptio | Completed technology
Acquisitions
Intangible assets		530
Apptio | Trademarks
Acquisitions
Intangible assets		35
Other Acquisitions 2023
Acquisitions
Current assets		83
Property, plant and equipment/noncurrent assets		20
Goodwill		382
Total assets acquired		639
Current liabilities		44
Noncurrent liabilities		10
Total liabilities assumed		54
Total purchase price		585
Weighted average useful life			6 years 7 months 6 days
Other Acquisitions 2023 | Client relationships
Acquisitions
Intangible assets		44
Other Acquisitions 2023 | Completed technology
Acquisitions
Intangible assets		108
Other Acquisitions 2023 | Trademarks
Acquisitions
Intangible assets		$ 2
2022 Acquisitions | Client relationships | Minimum
Acquisitions
Weighted average useful life				7 years
2022 Acquisitions | Client relationships | Maximum
Acquisitions
Weighted average useful life				10 years
2022 Acquisitions | Completed technology | Minimum
Acquisitions
Weighted average useful life				4 years
2022 Acquisitions | Completed technology | Maximum
Acquisitions
Weighted average useful life				7 years
2022 Acquisitions | Trademarks | Minimum
Acquisitions
Weighted average useful life				2 years
2022 Acquisitions | Trademarks | Maximum
Acquisitions
Weighted average useful life				3 years
Octo
Acquisitions
Current assets			$ 119
Property, plant and equipment/noncurrent assets			8
Goodwill			829
Total assets acquired			1,366
Current liabilities			53
Noncurrent liabilities			50
Total liabilities assumed			103
Total purchase price			1,264
Weighted average useful life				9 years 3 months 18 days
Octo | Client relationships
Acquisitions
Intangible assets			365
Octo | Completed technology
Acquisitions
Intangible assets			30
Octo | Trademarks
Acquisitions
Intangible assets			15
Other Acquisitions 2022
Acquisitions
Current assets			87
Property, plant and equipment/noncurrent assets			8
Goodwill			1,055
Total assets acquired			1,454
Current liabilities			52
Noncurrent liabilities			15
Total liabilities assumed			67
Total purchase price			1,387
Weighted average useful life				6 years 8 months 12 days
Other Acquisitions 2022 | Client relationships
Acquisitions
Intangible assets			204
Other Acquisitions 2022 | Completed technology
Acquisitions
Intangible assets			90
Other Acquisitions 2022 | Trademarks
Acquisitions
Intangible assets			$ 10